REPURCHASE AGREEMENT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021
Repurchase Agreement
[custom:ExchangeOfShares]	40,000
Adjustments to Additional Paid in Capital, Other		$ 80,000